Net Loss Per Share Applicable to Common Shareholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share Reconciliation [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of loss per share for the three months ended March 31, 2022, and 2021, respectively:

	For the Three Months Ended
	March 31,
	2022	2021
Numerator:
Net loss applicable to common shareholders	$(3,724,886)	$(2,754,952)

Denominator:
Weighted average common shares outstanding	213,703,195	187,152,300

Net loss per share:
Basic and diluted	$(0.02)	$(0.01)

The following table sets forth the computation of loss per share for the years ended December 31, 2021 and 2020, respectively:

	For the Years Ended
	December 31,
	2021	2020
Numerator:
Net loss applicable to common shareholders	$(11,226,366)	$(2,936,129)

Denominator:
Weighted average common shares outstanding	203,000,201	105,177,272

Net loss per share:
Basic and diluted	$(0.06)	$(0.03)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

The Company excluded all common equivalent shares outstanding for warrants, options, and convertible instruments to purchase common stock from the calculation of diluted net loss per share because all such securities are antidilutive for the periods presented. As of March 31, 2022, and 2021, the following shares were issuable and excluded from the calculation of diluted loss:

	For the Three Months Ended
	March 31,
	2022	2021
Common stock options	18,671,211	10,967,879
Common stock purchase warrants	31,405,000	12,600,000
Convertible Preferred Stock Series C	4,362,575	12,600,000
Convertible Preferred Stock Series D	13,020,000	-
Accrued interest on Preferred Stock	1,230,858	72,657
Potentially dilutive securities	68,689,644	36,240,536
As of December 31, 2021 and 2020, the following shares were issuable and excluded from the calculation of diluted loss:
	December 31,
	2021	2020
Convertible Notes	-	79,475,904
Options	18,746,211	13,453,879
Warrants	29,820,000	-
Preferred Stock	17,382,575	-
Accrued Interest	872,160	92,253
Total	66,820,946	93,022,036